Risk Management and Report (Details) - Schedule of Interest Rate Cash-Flows of the Banking Book - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Transactions in the course of collection	$ 415,505	$ 772,196
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,786,525	3,967,392
Rights by resale agreements and securities lending	10,488	7,369
Debt financial instruments	1,431,083	902,355
Loans and advances to Banks	2,518,590	2,173,151
Loans to customers, net	36,941,087	35,904,688
Transactions in the course of payment	356,871	681,792
Current accounts and other demand deposits	13,670,793	13,592,155
Saving accounts and time deposits	15,538,196	14,358,987
Obligations by repurchase agreements and securities lending	157,173	216,264
Other liabilities	696,971	644,259
Total liabilities	49,636,096	49,677,417
Total [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment	317,056	650,640
Derivative Financial Instruments for hedging purposes	2,246,585	2,453,076
Current accounts and other demand deposits	13,352,234	13,454,288
Saving accounts and time deposits	15,532,962	14,279,065
Obligations by repurchase agreements and securities lending	10,450	7,344
Borrowings from financial institutions	5,346,563	5,385,906
Debt financial instruments issued	10,663,009	10,495,015
Financial instruments of regulatory capital issued (subordinated bonds)	1,377,792	1,365,991
Other liabilities	338,915	343,702
Total liabilities	49,185,566	48,435,027
Up to 1 month [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment	317,056	650,640
Derivative Financial Instruments for hedging purposes	1,508	1,440
Current accounts and other demand deposits	13,352,234	13,454,288
Saving accounts and time deposits	10,432,630	9,774,591
Obligations by repurchase agreements and securities lending	10,450	7,344
Borrowings from financial institutions	44,475	158,173
Debt financial instruments issued	55,897	13,442
Financial instruments of regulatory capital issued (subordinated bonds)	3,006	2,869
Other liabilities	338,891	343,526
Total liabilities	24,556,147	24,406,313
1 to 3 months [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	1,777	1,006
Current accounts and other demand deposits
Saving accounts and time deposits	3,515,344	3,013,166
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	65,210	83,612
Debt financial instruments issued	196,986	170,745
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities		21
Total liabilities	3,779,317	3,268,550
3 to 12 months [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	179,604	272,568
Current accounts and other demand deposits
Saving accounts and time deposits	1,517,789	1,362,905
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	5,079,495	795,721
Debt financial instruments issued	1,097,658	1,349,567
Financial instruments of regulatory capital issued (subordinated bonds)	46,575	48,017
Other liabilities	24	110
Total liabilities	7,921,145	3,828,888
1 to 3 years [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	319,178	341,455
Current accounts and other demand deposits
Saving accounts and time deposits	66,062	121,808
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	157,383	4,348,400
Debt financial instruments issued	2,537,939	2,286,711
Financial instruments of regulatory capital issued (subordinated bonds)	95,774	94,649
Other liabilities		45
Total liabilities	3,176,336	7,193,068
3 to 5 years [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	498,973	332,705
Current accounts and other demand deposits
Saving accounts and time deposits	595	5,940
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	2,351,864	2,555,020
Financial instruments of regulatory capital issued (subordinated bonds)	85,615	84,952
Other liabilities
Total liabilities	2,937,047	2,978,617
Over 5 years [Member]
Financial assets at fair value through other comprehensive income:
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	1,245,545	1,503,902
Current accounts and other demand deposits
Saving accounts and time deposits	542	655
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	4,422,665	4,119,530
Financial instruments of regulatory capital issued (subordinated bonds)	1,146,822	1,135,504
Other liabilities
Total liabilities	6,815,574	6,759,591
Market risk [member] | Total [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks	2,441,580	2,624,888
Transactions in the course of collection	403,734	743,379
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,784,934	3,979,129
Derivative financial instruments for hedging purposes	2,004,002	2,033,511
Rights by resale agreements and securities lending	74,796
Debt financial instruments	1,515,514	989,072
Loans and advances to Banks	2,524,830	2,176,984
Loans to customers, net	44,790,001	43,096,723
Total Assets	57,539,391	55,643,686
Market risk [member] | Up to 1 month [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks	2,441,580	2,624,888
Transactions in the course of collection	403,734	743,379
Financial assets at fair value through other comprehensive income:
Debt financial instruments	282,697	82,025
Derivative financial instruments for hedging purposes	773	378
Rights by resale agreements and securities lending	74,796
Debt financial instruments
Loans and advances to Banks	2,216,985	1,904,368
Loans to customers, net	5,464,339	5,061,294
Total Assets	10,884,904	10,416,332
Market risk [member] | 1 to 3 months [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	748,488	324,492
Derivative financial instruments for hedging purposes	5,738	4,040
Rights by resale agreements and securities lending
Debt financial instruments	9,012	8,816
Loans and advances to Banks	74,312	63,569
Loans to customers, net	2,859,489	3,188,902
Total Assets	3,697,039	3,589,819
Market risk [member] | 3 to 12 months [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	1,864,717	2,487,874
Derivative financial instruments for hedging purposes	208,234	296,187
Rights by resale agreements and securities lending
Debt financial instruments	530,044	11,222
Loans and advances to Banks	233,533	209,047
Loans to customers, net	8,212,594	7,913,635
Total Assets	11,049,122	10,917,965
Market risk [member] | 1 to 3 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	461,590	614,944
Derivative financial instruments for hedging purposes	328,274	347,208
Rights by resale agreements and securities lending
Debt financial instruments	503,956	56,159
Loans and advances to Banks
Loans to customers, net	9,064,150	9,165,338
Total Assets	10,357,970	10,183,649
Market risk [member] | 3 to 5 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	270,129	220,962
Derivative financial instruments for hedging purposes	531,229	352,502
Rights by resale agreements and securities lending
Debt financial instruments	159,932	459,884
Loans and advances to Banks
Loans to customers, net	5,082,957	4,722,852
Total Assets	6,044,247	5,756,200
Market risk [member] | Over 5 years [Member]
Schedule of Interest Rate Cash-Flows of the Banking Book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income:
Debt financial instruments	157,313	248,832
Derivative financial instruments for hedging purposes	929,754	1,033,196
Rights by resale agreements and securities lending
Debt financial instruments	312,570	452,991
Loans and advances to Banks
Loans to customers, net	14,106,472	13,044,702
Total Assets	$ 15,506,109	$ 14,779,721